Expense Example - Global X Funds - Global X Morningstar Capital Allocation Leaders ETF - Global X Morningstar Capital Allocation Leaders ETF Class	Jul. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443